As filed with the Securities and Exchange Commission on October 26, 2009
1933 Act Registration File No. 333-64981
1940 Act File No. 811-09025

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	13	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	15	[ ]

NEW COVENANT FUNDS
(Exact Name of Registrant as Specified in Charter)

200 East Twelfth Street
Jeffersonville, Indiana 47130
(Address of Principal Executive Offices)

(877) 835-4531
(Registrant’s Telephone Number)

Robert E. Leech, President
New Covenant Funds
200 East Twelfth Street, Suite C
Jeffersonville, Indiana 47130
(Name and Address of Agent for Service)

Copies to
Patrick W.D. Turley, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

As soon as practicable after this Registration Statement is declared effective.
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph(b).
[X]	on November 1, 2009 pursuant to paragraph (b).
[ ]	60 days after filing pursuant to paragraph (a)(1).
[ ]	on […], 2009 pursuant to paragraph (a)(1).
[ ]	75 days after filing pursuant to paragraph (a)(2).
[ ]	on (date) pursuant to (a)(2) of rule 485.

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 12 (the “Amendment”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 on August 28, 2009 and pursuant to Rule 485(a)(2) would have become effective on October 27, 2009.

This Post-Effective Amendment No. 13 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating November 1, 2009 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 13 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Jeffersonville and the State of Indiana on the 26th day of October 2009.

NEW COVENANT FUNDS

By: *Robert E. Leech
Robert E. Leech
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
*F. Kenneth Bateman	Trustee, Chairman	October 26, 2009
F. Kenneth Bateman

*Gail C. Duree	Trustee, Vice Chairman	October 26, 2009
Gail C. Duree

*Henry H. Gardiner	Trustee	October 26, 2009
Henry H. Gardiner

*Elinor K. Hite	Trustee	October 26, 2009
Elinor K. Hite

*Donald B. Register	Trustee	October 26, 2009
Donald B. Register

*William C. Lauderbach	Trustee	October 26, 2009
William C. Lauderbach

*Samuel W. McNairy	Trustee	October 26, 2009
Samuel W. McNairy

/s/ Patrick J. Rudnick	Principal Financial and Accounting Officer	October 26, 2009
Patrick J. Rudnick

*Robert E. Leech	Trustee, President and Principal Executive Officer	October 26, 2009
Robert E. Leech

*Signed by

/s/ Patrick W.D. Turley Patrick W.D. Turley, Esq. as Attorney in Fact pursuant to the Powers of Attorney filed October 26, 2007, October 28, 2008 and November 24, 2008.